iShares
®
MSCI EAFE Value ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  — 7.0%
ANZ Group Holdings Ltd. ................... 7,890,357 $ 209,579,798
APA Group ............................. 3,471,852 25,935,475
BHP Group Ltd. .......................... 13,336,704 527,857,985
Commonwealth Bank of Australia .............. 1,535,665 193,427,174
Fortescue Ltd. ........................... 4,434,956 63,921,331
National Australia Bank Ltd. .................. 8,054,999 233,012,800
Origin Energy Ltd. ........................ 4,526,589 39,580,985
QBE Insurance Group Ltd. .................. 3,961,533 64,168,377
Rio Tinto Ltd. ........................... 972,601 119,133,463
Santos Ltd. ............................. 8,515,464 49,060,932
Scentre Group ........................... 13,689,705 36,786,850
Sonic Healthcare Ltd. ...................... 1,226,154 17,544,577
South32 Ltd. ............................ 11,882,663 35,214,833
Stockland .............................. 6,389,290 18,737,859
Suncorp Group Ltd. ....................... 2,844,488 35,397,880
Vicinity Ltd. ............................. 10,324,424 18,774,696
Washington H Soul Pattinson & Co. Ltd. ......... 902,564 27,522,737
Westpac Banking Corp. .................... 8,985,344 251,379,949
Woodside Energy Group Ltd. ................. 4,996,940 119,465,044
2,086,502,745
a
Austria  — 0.5%
BAWAG Group AG
(a)
....................... 100,012 17,127,131
Erste Group Bank AG ...................... 806,572 89,122,979
OMV AG .............................. 388,632 27,433,567
Raiffeisen Bank International AG .............. 225,513 12,300,746
145,984,423
a
Belgium  — 0.6%
Ageas SA/N.V. .......................... 392,998 30,797,143
Elia Group SA/N.V.
(b)
...................... 117,595 19,502,039
Financiere de Tubize SA .................... 34,325 7,904,423
Groupe Bruxelles Lambert N.V. ............... 207,095 19,346,005
KBC Group N.V. ......................... 601,385 80,043,094
Sofina SA .............................. 43,282 11,082,260
Syensqo SA ............................ 188,833 12,527,028
181,201,992
a
Denmark  — 0.7%
AP Moller - Maersk A.S., Class A .............. 7,805 18,313,798
AP Moller - Maersk A.S., Class B, NVS
(c)
......... 10,328 24,469,014
Carlsberg A.S., Class B .................... 86,231 11,676,868
Coloplast A.S., Class B ..................... 166,314 10,273,824
Danske Bank A.S. ........................ 1,741,425 89,524,020
Orsted A.S.
(a)(b)
.......................... 1,387,897 37,117,210
Tryg A.S. .............................. 878,515 21,109,471
212,484,205
a
Finland  — 1.3%
Elisa OYJ .............................. 371,178 18,027,345
Fortum OYJ ............................ 1,184,065 29,830,231
Kesko OYJ, Class B ....................... 720,142 17,715,275
Kone OYJ, Class B ....................... 445,500 28,339,063
Nokia OYJ ............................. 13,909,529 176,742,313
Sampo OYJ, Class A ...................... 6,305,630 65,523,282
Stora Enso OYJ, Class R ................... 1,551,810 17,278,735
UPM-Kymmene OYJ ...................... 1,381,859 41,404,416
394,860,660
a
France  — 8.6%
Alstom SA
(b)
............................ 447,902 9,000,272
Amundi SA
(a)
............................ 165,483 15,994,965
ArcelorMittal SA .......................... 730,333 42,399,622
AXA SA ............................... 4,392,629 211,747,920
Security Shares Value
a
France (continued)
Ayvens SA
(a)
............................ 915,580 $ 12,389,863
BNP Paribas SA ......................... 2,639,306 277,183,735
Bollore SE ............................. 1,843,373 11,640,058
Bouygues SA ........................... 500,995 29,628,719
Capgemini SE ........................... 403,078 49,020,859
Carrefour SA ............................ 1,535,582 30,547,889
Cie de Saint-Gobain SA .................... 1,170,323 107,224,736
Cie Generale des Etablissements Michelin SCA .... 1,716,638 62,186,952
Covivio SA ............................. 146,936 9,718,042
Credit Agricole SA ........................ 2,773,244 54,167,302
Danone SA ............................. 1,698,114 133,043,874
Eiffage SA ............................. 181,125 29,202,480
Engie SA .............................. 4,795,834 158,082,832
Eurofins Scientific SE ...................... 160,018 11,123,228
Euronext N.V.
(a)
.......................... 99,790 16,703,966
Gecina SA ............................. 123,579 10,447,889
Getlink SE ............................. 391,475 8,761,797
Ipsen SA .............................. 98,121 19,271,130
Kering SA .............................. 127,447 35,062,366
Klepierre SA ............................ 571,104 23,138,965
Orange SA ............................. 4,891,198 101,846,207
Pernod Ricard SA ........................ 530,094 39,408,178
Publicis Groupe SA ....................... 599,791 56,042,842
Renault SA ............................. 324,446 11,397,529
Rexel SA .............................. 589,326 24,924,516
Sanofi SA .............................. 2,884,307 269,903,214
Societe Generale SA ...................... 1,178,065 94,834,248
Sodexo SA ............................. 231,878 11,794,127
TotalEnergies SE ......................... 5,214,840 484,842,109
Unibail-Rodamco-Westfield .................. 320,815 38,949,326
Veolia Environnement SA ................... 1,660,934 70,239,510
2,571,871,267
a
Germany  — 8.2%
Allianz SE, Registered ..................... 998,940 456,248,212
BASF SE .............................. 2,343,143 150,281,130
Bayer AG, Registered ...................... 2,575,796 115,492,761
Bayerische Motoren Werke AG ............... 734,450 67,211,835
Brenntag SE
(c)
........................... 325,491 23,703,852
Commerzbank AG ........................ 672,698 27,805,215
Continental AG .......................... 185,186 14,011,737
Daimler Truck Holding AG ................... 1,207,224 60,889,835
Deutsche Bank AG, Registered ............... 2,399,874 74,561,754
Deutsche Lufthansa AG, Registered
(c)
........... 1,554,445 13,319,170
Deutsche Post AG ........................ 2,417,062 143,124,411
Deutsche Telekom AG, Registered ............. 6,279,469 202,830,851
Evonik Industries AG ...................... 663,151 13,716,076
Fresenius Medical Care AG .................. 581,650 26,318,764
Fresenius SE & Co. KGaA ................... 1,105,217 53,525,171
Hannover Rueck SE ....................... 157,967 47,730,183
Henkel AG & Co. KGaA .................... 275,232 18,967,849
LEG Immobilien SE ....................... 202,472 14,207,189
Mercedes-Benz Group AG ................... 1,891,108 110,232,881
Merck KGaA ............................ 338,466 43,826,965
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered ................... 343,061 205,209,405
QIAGEN N.V. ........................... 264,236 9,013,497
RWE AG .............................. 1,660,263 120,887,892
Siemens AG, Registered .................... 1,297,193 385,475,249
Siemens Healthineers AG
(a)
.................. 318,370 13,054,495
Vonovia SE ............................. 2,009,898 54,153,070
2,465,799,449
a

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hong Kong  — 2.0%
AIA Group Ltd. .......................... 9,641,400 $ 105,850,648
BOC Hong Kong Holdings Ltd. ................ 9,702,000 55,807,729
CK Asset Holdings Ltd. ..................... 5,071,000 31,943,498
CK Hutchison Holdings Ltd. .................. 7,035,000 58,743,558
CK Infrastructure Holdings Ltd. ................ 1,665,000 14,016,942
CLP Holdings Ltd. ........................ 4,336,500 41,696,843
Henderson Land Development Co. Ltd.
(c)
......... 3,765,794 14,885,077
HKT Trust & HKT Ltd., Class SS ............... 9,798,000 15,893,831
Hongkong Land Holdings Ltd. ................ 2,865,700 22,656,317
Jardine Matheson Holdings Ltd. ............... 275,300 18,767,831
Link REIT .............................. 6,822,460 34,353,078
MTR Corp. Ltd.
(c)
......................... 4,084,000 17,451,618
Power Assets Holdings Ltd. .................. 3,667,000 30,304,356
Sino Land Co. Ltd. ........................ 9,686,000 15,532,172
SITC International Holdings Co. Ltd. ............ 3,600,000 15,073,093
Sun Hung Kai Properties Ltd. ................. 3,816,000 66,807,008
Swire Pacific Ltd., Class A ................... 908,500 9,881,740
WH Group Ltd.
(a)
......................... 21,954,500 26,684,563
Wharf Real Estate Investment Co. Ltd. .......... 4,334,419 13,573,202
609,923,104
a
Ireland  — 0 .5%
AIB Group PLC .......................... 5,618,782 64,765,153
Bank of Ireland Group PLC .................. 2,493,659 49,118,570
Kerry Group PLC, Class A ................... 426,563 36,150,476
150,034,199
a
Israel  — 1.3%
Azrieli Group Ltd. ......................... 109,651 17,489,336
Bank Hapoalim BM ....................... 3,325,336 89,218,863
Bank Leumi Le-Israel BM ................... 3,922,886 99,306,464
Israel Discount Bank Ltd., Class A ............. 3,187,926 35,465,207
Mizrahi Tefahot Bank Ltd. ................... 403,109 31,697,776
Phoenix Financial Ltd. ..................... 593,266 35,695,998
Teva Pharmaceutical Industries Ltd., ADR
(b)
....... 1,965,859 68,942,675
377,816,319
a
Italy  — 4.8%
Banca Mediolanum SpA .................... 578,039 12,669,678
Banca Monte dei Paschi di Siena SpA ........... 5,175,099 55,165,061
Banco BPM SpA ......................... 2,984,983 43,494,280
BPER Banca SpA ........................ 4,101,763 60,549,309
Buzzi SpA .............................. 203,197 11,125,794
Davide Campari-Milano N.V. ................. 1,612,827 11,966,469
Enel SpA .............................. 21,388,126 249,720,999
Eni SpA ............................... 5,371,003 151,872,650
FinecoBank Banca Fineco SpA ............... 1,604,051 39,821,558
Generali ............................... 2,227,781 99,831,253
Intesa Sanpaolo SpA ...................... 36,580,616 248,537,092
Italgas SpA ............................. 1,583,616 19,129,787
Poste Italiane SpA
(a)
....................... 1,206,247 32,018,530
Snam SpA ............................. 5,309,360 41,866,526
Stellantis N.V.
(b)
.......................... 5,294,714 38,852,481
Telecom Italia SpA
(b)(c)
...................... 30,518,609 24,084,671
Tenaris SA ............................. 978,173 31,224,598
Terna - Rete Elettrica Nazionale ............... 3,696,505 44,462,528
UniCredit SpA ........................... 2,389,160 184,639,936
Unipol Assicurazioni SpA .................... 948,992 24,795,835
1,425,829,035
a
Japan  — 22.4%
AGC, Inc. .............................. 517,500 18,559,578
Aisin Corp. ............................. 1,311,700 20,800,170
ANA Holdings, Inc. ........................ 144,600 2,402,991
Asahi Group Holdings Ltd. ................... 3,985,300 39,237,781
Security Shares Value
a
Japan (continued)
Asahi Kasei Corp. ........................ 3,377,800 $ 33,237,027
Astellas Pharma, Inc. ...................... 4,735,800 67,114,537
Bandai Namco Holdings, Inc. ................. 765,400 17,569,982
Bridgestone Corp. ........................ 2,999,600 62,334,824
Canon, Inc. ............................. 2,278,800 58,625,662
Central Japan Railway Co. .................. 714,200 17,133,990
Chiba Bank Ltd. (The) ...................... 1,472,300 20,322,455
Chubu Electric Power Co., Inc. ................ 1,793,800 30,851,332
Dai Nippon Printing Co. Ltd. ................. 1,042,600 19,748,023
Daiichi Life Group, Inc. ..................... 9,216,700 84,385,149
Daito Trust Construction Co. Ltd. .............. 768,200 17,279,139
Daiwa House Industry Co. Ltd. ................ 1,466,400 44,741,267
Daiwa Securities Group, Inc. ................. 3,506,700 33,008,097
Denso Corp. ............................ 4,594,700 54,897,715
Eisai Co. Ltd. ........................... 698,500 20,907,804
ENEOS Holdings, Inc. ..................... 7,110,350 59,716,153
FANUC Corp. ........................... 1,222,700 54,010,408
Fuji Electric Co. Ltd. ....................... 240,600 20,221,181
FUJIFILM Holdings Corp. ................... 2,925,900 53,847,170
Fujitsu Ltd. ............................. 1,618,000 32,475,435
Hankyu Hanshin Holdings, Inc. ................ 311,200 8,980,880
Hikari Tsushin, Inc. ........................ 47,100 11,437,571
Honda Motor Co. Ltd. ...................... 9,723,700 78,902,323
Hulic Co. Ltd. ........................... 1,235,500 13,934,555
Idemitsu Kosan Co. Ltd. .................... 2,050,315 17,543,175
Inpex Corp. ............................. 2,305,400 60,102,194
Isuzu Motors Ltd. ......................... 1,401,400 19,309,206
Japan Airlines Co. Ltd. ..................... 130,900 2,058,516
Japan Exchange Group, Inc. ................. 2,560,600 30,501,159
Japan Post Bank Co. Ltd. ................... 4,694,900 80,565,753
Japan Post Holdings Co. Ltd. ................. 4,696,500 54,465,563
Japan Post Insurance Co. Ltd. ................ 1,489,200 14,520,609
Japan Tobacco, Inc. ....................... 3,141,300 117,028,279
JFE Holdings, Inc. ........................ 1,530,500 16,808,476
Kansai Electric Power Co., Inc. (The) ........... 2,511,200 40,229,816
Kao Corp. .............................. 1,206,000 44,941,420
Kawasaki Kisen Kaisha Ltd. .................. 924,600 15,133,899
KDDI Corp. ............................. 7,692,200 125,879,212
Kikkoman Corp. .......................... 1,163,700 10,572,594
Kioxia Holdings Corp.
(b)
..................... 175,500 42,463,728
Kirin Holdings Co. Ltd. ..................... 1,018,700 16,063,934
Komatsu Ltd. ........................... 2,493,300 106,758,118
Kubota Corp. ........................... 2,535,000 41,382,460
Kyocera Corp. ........................... 3,380,400 58,737,745
Makita Corp. ............................ 594,400 22,071,834
Marubeni Corp. .......................... 3,708,800 144,350,472
Mitsubishi Chemical Group Corp. .............. 3,185,400 18,674,225
Mitsubishi Corp. .......................... 8,453,900 270,749,819
Mitsubishi Estate Co. Ltd. ................... 1,820,900 51,892,417
Mitsubishi HC Capital, Inc. ................... 2,329,900 21,162,724
Mitsubishi UFJ Financial Group, Inc. ............ 29,605,200 531,793,328
Mitsui & Co. Ltd. ......................... 6,485,700 243,511,491
Mitsui OSK Lines Ltd. ...................... 905,400 34,200,698
Mizuho Financial Group, Inc. ................. 6,528,120 280,726,659
MS&AD Insurance Group Holdings, Inc. ......... 3,373,624 86,749,593
Murata Manufacturing Co. Ltd. ................ 4,374,700 145,083,527
Nippon Building Fund, Inc. ................... 20,629 17,274,836
Nippon Steel Corp. ........................ 12,625,100 46,479,290
Nippon Yusen KK ......................... 1,077,800 38,734,712
Nitori Holdings Co. Ltd. ..................... 1,053,800 15,234,542
Nitto Denko Corp. ........................ 899,900 17,116,330
Nomura Holdings, Inc. ..................... 7,854,900 62,916,377
NTT, Inc. .............................. 78,385,200 76,351,933
Obayashi Corp. .......................... 1,667,800 39,211,091

iShares
®
MSCI EAFE Value ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Olympus Corp. .......................... 1,463,100 $ 14,390,342
ORIX Corp. ............................. 3,049,100 102,622,008
Osaka Gas Co. Ltd. ....................... 939,000 33,741,472
Otsuka Corp. ........................... 600,300 11,114,110
Panasonic Holdings Corp. ................... 6,113,700 125,060,661
Rakuten Group, Inc.
(b)
...................... 1,393,000 6,782,261
Renesas Electronics Corp. .................. 4,659,800 94,233,475
Resona Holdings, Inc. ..................... 2,715,400 33,963,305
SBI Holdings, Inc. ........................ 1,477,600 29,815,028
Secom Co. Ltd. .......................... 1,039,600 38,116,343
Sekisui Chemical Co. Ltd. ................... 977,800 14,983,675
Sekisui House Ltd. ........................ 1,567,100 34,121,985
Shimadzu Corp. .......................... 311,300 7,236,316
Shimano, Inc. ........................... 196,100 20,573,806
Shimizu Corp. ........................... 874,200 16,889,625
Shionogi & Co. Ltd. ....................... 1,986,300 40,129,092
SMC Corp. ............................. 151,400 74,449,664
SoftBank Corp. .......................... 75,306,600 105,991,679
SoftBank Group Corp. ..................... 3,412,200 116,556,677
Sompo Holdings, Inc. ...................... 1,521,400 56,619,515
Sony Group Corp. ........................ 5,659,200 113,383,929
Subaru Corp. ........................... 1,550,900 23,100,972
Sumitomo Corp. ......................... 2,855,400 106,169,976
Sumitomo Metal Mining Co. Ltd. ............... 646,100 39,724,092
Sumitomo Mitsui Financial Group, Inc. ........... 9,622,700 339,768,401
Sumitomo Mitsui Trust Group, Inc. ............. 1,655,410 55,345,873
Sumitomo Realty & Development Co. Ltd. ........ 1,593,000 49,382,351
Suntory Beverage & Food Ltd. ................ 367,100 10,579,214
Suzuki Motor Corp. ....................... 4,142,400 46,326,244
Takeda Pharmaceutical Co. Ltd. ............... 4,179,800 139,742,341
Tokio Marine Holdings, Inc. .................. 1,687,200 77,268,311
TOPPAN Holdings, Inc. ..................... 627,400 18,648,559
Toray Industries, Inc. ...................... 3,660,500 26,281,471
Toyota Motor Corp. ....................... 24,885,580 477,688,860
Toyota Tsusho Corp. ....................... 1,812,200 71,139,338
Tsuruha Holdings, Inc. ..................... 621,000 8,163,380
West Japan Railway Co. .................... 1,085,900 19,656,504
Yamaha Motor Co. Ltd. ..................... 2,387,700 16,771,143
Yokohama Financial Group, Inc. ............... 2,688,000 25,516,105
6,718,083,056
a
Netherlands  — 2.8%
ABN AMRO Bank N.V., CVA ................. 1,525,425 53,110,442
Aegon Ltd. ............................. 3,427,067 28,398,731
AerCap Holdings N.V. ...................... 439,865 62,553,202
Akzo Nobel N.V. ......................... 451,284 26,488,892
ASR Nederland N.V. ....................... 410,706 31,196,988
DSM-Firmenich AG ....................... 454,361 33,935,668
EXOR N.V. ............................. 157,874 12,384,172
Heineken Holding N.V. ..................... 340,343 24,185,108
Heineken N.V. ........................... 753,909 58,691,635
ING Groep N.V. .......................... 7,656,800 221,598,331
Koninklijke Ahold Delhaize N.V. ............... 2,346,931 110,234,083
Koninklijke KPN N.V. ...................... 10,083,805 53,923,586
Koninklijke Philips N.V. ..................... 1,308,582 34,517,472
Magnum Ice Cream Co. N.V. (The)
(b)
............ 839,896 12,262,651
NN Group N.V. .......................... 698,683 61,158,379
Randstad N.V. ........................... 280,865 8,322,422
832,961,762
a
New Zealand  — 0.1%
Auckland International Airport Ltd. ............. 4,435,201 21,615,789
Contact Energy Ltd. ....................... 2,414,132 13,548,414
Security Shares Value
a
New Zealand (continued)
Meridian Energy Ltd. ...................... 3,522,704 $ 11,820,296
46,984,499
a
Norway  — 0.9%
Aker BP ASA ............................ 830,358 32,460,596
DNB Bank ASA .......................... 2,328,023 70,500,309
Equinor ASA ............................ 2,007,909 81,716,326
Norsk Hydro ASA ......................... 1,299,339 14,340,174
Orkla ASA .............................. 1,843,729 22,740,575
Telenor ASA ............................ 1,625,893 26,762,732
Yara International ASA ..................... 436,788 25,428,448
273,949,160
a
Portugal  — 0.2%
Banco Comercial Portugues SA, Class R ......... 12,739,933 13,617,472
EDP SA ............................... 8,250,884 45,002,629
Galp Energia SGPS SA .................... 385,214 9,010,136
67,630,237
a
Singapore  — 1.8%
CapitaLand Ascendas REIT .................. 10,530,318 20,696,987
CapitaLand Integrated Commercial Trust ......... 15,964,792 29,734,683
CapitaLand Investment Ltd. .................. 6,085,800 13,346,892
DBS Group Holdings Ltd. ................... 1,985,500 91,552,729
Oversea-Chinese Banking Corp. Ltd. ........... 9,038,300 155,934,166
Sembcorp Industries Ltd.
(c)
.................. 2,385,800 12,520,538
Singapore Airlines Ltd. ..................... 4,131,500 20,462,194
Singapore Telecommunications Ltd. ............ 19,587,300 70,941,240
United Overseas Bank Ltd. .................. 3,294,000 93,810,023
Wilmar International Ltd. .................... 4,992,800 14,241,331
Yangzijiang Shipbuilding Holdings Ltd. ........... 3,383,000 11,537,598
534,778,381
a
Spain  — 5.4%
Acciona SA ............................. 34,505 10,043,801
Banco Bilbao Vizcaya Argentaria SA ............ 14,991,165 331,040,895
Banco de Sabadell SA ..................... 13,267,839 51,439,387
Banco Santander SA ...................... 38,572,642 470,675,599
Bankinter SA ............................ 1,775,131 29,540,085
CaixaBank SA ........................... 10,155,281 129,259,891
Endesa SA ............................. 838,500 37,582,980
Iberdrola SA ............................ 16,895,320 396,097,453
Mapfre SA ............................. 2,436,584 11,927,873
Naturgy Energy Group SA ................... 711,131 22,351,088
Redeia Corp. SA ......................... 396,106 6,926,856
Repsol SA ............................. 2,969,206 79,756,309
Telefonica SA ........................... 9,754,272 44,016,331
1,620,658,548
a
Sweden  — 3.6%
Boliden AB ............................. 488,454 25,675,770
Essity AB, Class B ........................ 1,584,502 41,960,493
Evolution AB
(a)
........................... 122,653 8,644,054
Fastighets AB Balder, Class B
(b)
............... 1,857,016 11,108,978
H & M Hennes & Mauritz AB, Class B ........... 650,904 11,682,228
Hexagon AB, Class B ...................... 1,926,426 21,046,088
Holmen AB, Class B ....................... 182,069 6,263,043
Industrivarden AB, Class A .................. 200,435 10,648,260
Industrivarden AB, Class C .................. 271,072 14,262,642
Investor AB, Class B ....................... 4,784,217 194,170,134
L E Lundbergforetagen AB, Class B ............ 198,375 11,498,709
Nordea Bank Abp ........................ 8,102,802 152,372,269
Sagax AB, Class B ........................ 289,724 5,765,768
Securitas AB, Class B ...................... 1,302,250 21,855,598
Skandinaviska Enskilda Banken AB, Class A ...... 3,963,003 78,436,426
Skanska AB, Class B ...................... 899,907 24,304,073

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Sweden (continued)
SKF AB, Class B ......................... 895,387 $ 22,544,701
Svenska Cellulosa AB SCA, Class B ............ 1,615,951 18,516,543
Svenska Handelsbanken AB, Class A ........... 3,825,297 54,357,208
Swedbank AB, Class A ..................... 2,223,380 78,594,752
Tele2 AB, Class B ........................ 924,970 18,979,780
Telefonaktiebolaget LM Ericsson, Class B ........ 7,333,577 87,482,220
Trelleborg AB, Class B ..................... 347,773 14,279,220
Volvo AB, Class B ........................ 4,174,456 145,507,906
1,079,956,863
a
Switzerland  — 8.2%
Banque Cantonale Vaudoise, Registered ......... 78,590 12,383,787
EMS-Chemie Holding AG, Registered ........... 11,956 10,191,580
Geberit AG, Registered ..................... 31,442 21,247,266
Givaudan SA, Registered ................... 8,533 30,429,175
Helvetia Baloise Holding AG ................. 208,596 57,193,691
Holcim AG
(b)
............................ 1,339,701 124,493,517
Julius Baer Group Ltd. ..................... 540,270 44,408,518
Kuehne + Nagel International AG, Registered ...... 127,706 29,993,903
Logitech International SA, Registered ........... 141,054 13,923,790
Nestle SA, Registered ..................... 6,765,677 684,954,732
Roche Holding AG, Bearer .................. 42,227 17,661,933
Roche Holding AG, NVS .................... 1,844,857 751,778,932
Schindler Holding AG, Participation Certificates, NVS 53,959 18,865,067
Schindler Holding AG, Registered .............. 30,928 10,355,960
SGS SA, Registered ....................... 281,903 30,544,199
Sika AG, Registered ....................... 200,247 36,938,807
Swiss Life Holding AG, Registered ............. 74,692 87,696,057
Swiss Prime Site AG, Registered .............. 210,798 36,530,385
Swiss Re AG ............................ 784,517 126,376,789
Swisscom AG, Registered ................... 67,932 57,458,765
Zurich Insurance Group AG .................. 384,635 268,175,220
2,471,602,073
a
United Kingdom  — 17.6%
3i Group PLC ........................... 1,692,863 58,873,927
Admiral Group PLC ....................... 673,957 30,979,192
Anglo American PLC ...................... 1,910,198 94,526,003
Associated British Foods PLC ................ 833,875 20,764,734
Aviva PLC ............................. 7,991,674 67,779,438
Barclays PLC ........................... 36,346,212 213,639,826
Barratt Redrow PLC ....................... 3,526,609 12,010,750
BP PLC ............................... 41,342,141 327,257,427
British American Tobacco PLC ................ 5,720,176 336,888,625
BT Group PLC .......................... 15,719,880 46,213,849
Bunzl PLC ............................. 865,306 28,525,700
Diageo PLC ............................ 5,837,418 118,028,954
Glencore PLC
(b)
.......................... 26,153,370 203,259,534
GSK PLC .............................. 10,685,269 280,140,714
Haleon PLC ............................ 23,387,837 108,001,982
HSBC Holdings PLC ...................... 45,100,413 829,839,333
Imperial Brands PLC ...................... 1,981,090 75,266,825
Intertek Group PLC ....................... 203,875 13,133,241
J Sainsbury PLC ......................... 4,577,319 20,479,589
JD Sports Fashion PLC .................... 6,713,662 6,163,184
Kingfisher PLC .......................... 4,510,294 17,735,851
Land Securities Group PLC .................. 1,866,280 15,016,621
Legal & General Group PLC ................. 14,977,428 51,398,443
Lloyds Banking Group PLC .................. 101,777,056 138,345,835
M&G PLC .............................. 5,947,906 24,445,610
National Grid PLC ........................ 13,027,227 233,194,864
NatWest Group PLC ....................... 20,935,474 166,978,665
Pearson PLC ........................... 781,297 11,529,572
Reckitt Benckiser Group PLC ................. 1,688,728 107,451,337
Rentokil Initial PLC ........................ 4,280,778 28,859,961
Security Shares Value
a
United Kingdom (continued)
Rio Tinto PLC ........................... 2,965,710 $ 298,755,242
Schroders PLC .......................... 1,975,138 15,552,203
Segro PLC ............................. 3,380,323 32,018,361
Severn Trent PLC ........................ 716,228 31,839,036
Shell PLC .............................. 14,966,121 680,461,184
Spirax Group PLC ........................ 96,616 9,429,428
SSE PLC .............................. 3,175,807 113,707,737
Standard Chartered PLC .................... 3,274,413 83,382,351
Standard Life PLC ........................ 1,850,848 19,041,692
Unilever PLC ........................... 3,710,497 216,378,083
Vodafone Group PLC ...................... 49,574,292 78,879,923
5,266,174,826
a
Total Common Stocks — 98.5%
(Cost: $21,759,315,478) .............................. 29,535,086,803
a
Preferred Stocks
Germany  — 0.5%
Bayerische Motoren Werke AG, Preference Shares,
NVS ................................ 146,040 13,326,190
Dr Ing hc F Porsche AG, Preference Shares, NVS
(c)
.. 301,471 14,639,719
Henkel AG & Co. KGaA, Preference Shares, NVS ... 418,783 30,473,993
Porsche Automobil Holding SE, Preference Shares,
NVS ................................ 409,212 14,889,644
Volkswagen AG, Preference Shares, NVS ........ 539,744 54,734,479
128,064,025
a
Italy  — 0.0%
Telecom Italia SpA, Preference Shares, NVS
(b)
..... 7,813,166 7,214,233
a
Total Preferred Stocks — 0.5%
(Cost: $174,126,145) ................................ 135,278,258
a
Rights
Switzerland  — 0.0%
SGS SA (Expires 12/31/26)
(b)(d)
................ 281,903 1,154,527
a
Total Rights — 0.0%
(Cost: $1,142,536) .................................. 1,154,527
a
Total Long-Term Investments — 99.0%
(Cost: $21,934,584,159) .............................. 29,671,519,588
a
Short-Term Securities
Money Market Funds  —  0.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.83%
(e)(f)(g)
...................... 93,000,674 93,028,574
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.61%
(e)(f)
............................. 7,367,757 7,367,757
a
Total Short-Term Securities — 0.3%
(Cost: $100,394,788) ................................ 100,396,331
Total Investments —  99.3%
(Cost: $22,034,978,947) .............................. 29,771,915,919
Other Assets Less Liabilities — 0.7% ...................... 202,512,876
Net Assets — 100.0% ................................. $ 29,974,428,795

iShares
®
MSCI EAFE Value ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 76,300,590 $ 16,729,284
(a)
$ — $ (2,567) $ 1,267 $ 93,028,574 93,000,674 $ 525,707
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 6,690,000 677,757
(a)
— — — 7,367,757 7,367,757 218,079 —
$ — $ (2,567) $ 1,267
$ 100,396,331
$ 743,786 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ......................................................................... 333 06/11/26 $ 79,973 $ 2,517,956
Euro STOXX 50 Index .................................................................. 1,183 06/19/26 81,084 2,369,536
FTSE 100 Index ...................................................................... 960 06/19/26 135,768 1,066,376
$ 5,953,868

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI EAFE Value ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,589,615,104 $ 27,945,471,699 $ — $ 29,535,086,803
Preferred Stocks ......................................... — 135,278,258 — 135,278,258
Rights ................................................ — — 1,154,527 1,154,527
Short-Term Securities
Money Market Funds ...................................... 100,396,331 — — 100,396,331
$ 1,690,011,435 $ 28,080,749,957 $ 1,154,527 $ 29,771,915,919
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 5,953,868 $ — $ — $ 5,953,868
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)